Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 224.0	$ 302.1	$ 291.2
Restricted cash	799.1	851.6	692.5
Premiums and fees receivable	1,050.6	1,096.1	1,027.1
Other current assets	227.7	179.7	188.6
Total current assets	2,301.4	2,429.5	2,199.4
Fixed assets - net	108.5	105.4	91.3
Deferred income taxes	258.5	251.8	240.2
Other noncurrent assets	319.6	283.3	235.8
Goodwill - net	1,468.3	1,472.7	1,155.3
Amortizable intangible assets - net	768.8	809.6	561.5
Total assets	5,225.1	5,352.3	4,483.5
Premiums payable to insurance and reinsurance companies	1,728.3	1,819.7	1,621.9
Accrued compensation and other accrued liabilities	343.4	306.7	304.1
Unearned fees	66.4	70.6	69.7
Other current liabilities	27.0	36.9	67.9
Corporate related borrowings - current	50.0	129.0	10.0
Total current liabilities	2,215.1	2,362.9	2,073.6
Corporate related borrowings - noncurrent	725.0	725.0	675.0
Other noncurrent liabilities	620.3	605.8	491.3
Total liabilities	3,560.4	3,693.7	3,239.9
Stockholders' equity:
Common stock - authorized 400.0 shares; issued and outstanding 125.6 shares in 2012 and 114.7 shares in 2011	126.8	125.6	114.7
Capital in excess of par value	1,086.5	1,055.4	693.2
Retained earnings	506.4	510.4	482.9
Accumulated other comprehensive earnings (loss)	(55.0)	(32.8)	(47.2)
Total stockholders' equity	1,664.7	1,658.6	1,243.6
Total liabilities and stockholders' equity	$ 5,225.1	$ 5,352.3	$ 4,483.5